Report of the directors financial review risk report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 economic_scenario $ / bbl	Dec. 31, 2023	Dec. 31, 2019
Disclosure of financial assets [line items]
Number of economic scenarios to calculate ECL	4
Number of economic scenarios drawn from consensus forecasts and distributional estimates	3
West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel) | $ / bbl	81
Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
GDP growth rate, 5 year average	2.60%		2.90%
Forecast period	5 years	5 years
Consensus Central scenario allowance for ECL | 2024
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.50%